Summary of Quantitative Information About Significant Unobservable Inputs Used in Level Three Fair Value Measurements (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 5,706,854	$ 6,303,965
Structured settlement annuity reinsurance agreement | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair value	$ 82,774	$ 84,561
Structured settlement annuity reinsurance agreement | Weighted average | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.623%	1.556%
Structured settlement annuity reinsurance agreement | Minimum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	1.307%	1.309%
Structured settlement annuity reinsurance agreement | Maximum | Stochastic cash flow model
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Ultimate reinvestment spreads	2.56%	1.984%